Stockholders’ Equity (Details) - USD ($)																	1 Months Ended							3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 30, 2025	Jul. 30, 2025	Jul. 24, 2025	May 12, 2025	Apr. 30, 2025	Mar. 10, 2025	Mar. 07, 2025	Mar. 05, 2025	Nov. 30, 2024	Nov. 13, 2024	Jun. 14, 2024	Feb. 10, 2022	Dec. 31, 2020	Jul. 07, 2020	Dec. 21, 2019	Feb. 24, 2018	Nov. 28, 2025	Nov. 12, 2025	Jul. 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Mar. 31, 2024	May 31, 2022	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2025	Feb. 22, 2022	Dec. 03, 2021
Stockholders’ Deficit [Line Items]
Common stock, shares authorized (in Shares)																								250,000,000						250,000,000		250,000,000	250,000,000
Common stock, par value (in Dollars per share)																								$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)																								24,785,000						24,785,000		24,785,000
Preferred stock, par value (in Dollars per share)																								$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued (in Shares)																																82,096	82,096
Common stock, shares issued (in Shares)																								10,972,588						10,972,588		7,033,330	5,744,929
Common stock, shares outstanding (in Shares)																								10,972,588						10,972,588		7,033,330	5,744,929
Shares of common stock (in Shares)						221,250																									208,010
Cash proceeds																						$ 100,000							$ 322,164
Marketing agreement																																$ (351,405)
Retired shareholders total value
Fair market value per share (in Dollars per share)									$ 4	$ 4										$ 4
Fair market value of shares issued									$ 5,000,000	$ 5,000,000
Short-term loan																																$ 25,000
Offering price (in Dollars per share)																																$ 125
Shares payable																								$ 424						$ 424		$ 32,500	$ 251,056
Issuance of common stock								$ 5,900,000					$ 22																		$ 100,000	100,000
Offering costs																														761,422	5,000		2,000
Remaining offering cost																																307,296	307,296
Percentage of restricted stock vests												25.00%
Contra equity																								$ 22						$ 22		$ 76	$ 76
Shares of vested (in Shares)																														150,000		80,525	494,664
Forfeited unvested shares (in Shares)
Unamortized stock compensation																																$ 170,001	$ 340,001
Converted shares (in Shares)																																1,912,176
Preferred stock outstanding (in Shares)																																82,096	82,096
Acquire shares of common stock (in Shares)																			15,000
Conversion price (in Dollars per share)																			$ 0.942
Other expenses																														$ 133,331
Deferred offering costs																																$ 1,219,176	$ 610,835
Incurred offering costs																														131,922	295,019
Deferred offering costs																								$ 1,351,098						1,351,098
Offering costs																														1,236,098
Payments deferred cost																														$ 115,000
Shares issued																														3.00%		3.00%
Exercise price per share (in Dollars per share)																								$ 2.96						$ 2.96
Offering price																														100.00%		100.00%
Total value																														$ 130,980
Purchase of common stock (in Shares)																														1,950,000
Vested options for non-employees																								$ 140,224						$ 146,467
Vested options for employees																								161,845
Total cash proceeds																																$ 25,000
Offering of equity securities																															5,000
Offering costs																																608,341	610,835
Common stock value issued																								$ 1,097			$ 351,405			$ 1,097	351,405	14,554	$ 14,794
Lock-up provisions share (in Shares)																								312,500						312,500
Capitalized implementation costs																								$ 0						$ 312,500
Software expense																								$ 0
Restricted Stock Vests Percentage												25.00%
Gross proceeds																														$ 6,785,000
Additional fee incurred		$ 635,000
Fees amount		8,500
Percentage of common stock																														9.99%
Warrants issued (in Shares)																								4,000,000						4,000,000
Cash payment																								$ 9,575,000						$ 9,575,000		$ 50,649
Warrants offering cost																														1,106,389
Fair values																								$ 258,000						$ 220,200
PIPE Warrants [Member]
Stockholders’ Deficit [Line Items]
Acquire shares of common stock (in Shares)			15,923,567
Exercise price per share (in Dollars per share)			$ 0.817
PIPE Warrants shares (in Shares)
Expire term			5 years
Beneficially owned percentage																														4.99%
Fair value of warrants																														$ 12,392,578
Procceds from warrants																														$ 5,901,067
Placement Agent Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrant exercised (in Shares)
H.C. Wainwright Warrants [Member]
Stockholders’ Deficit [Line Items]
Acquire shares of common stock (in Shares)																														536,093
Exercise price per share (in Dollars per share)																								$ 1.884						$ 1.884
Expire term																								5 years						5 years
Fair value of warrants																														$ 315,195
Warrant exercised (in Shares)
Cash payment																								$ 635,000						$ 635,000
Warrant [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock (in Shares)																														44,250		44,250
Fair value of warrants																														$ 13,498,967
Forecast [Member]
Stockholders’ Deficit [Line Items]
Issuance of common stock					$ 25,000
Lock-up provisions share (in Shares)					6,250
Forecast [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)																	$ 0.817
Warrants shares (in Shares)																	500,000
Proceeds of warrants																	$ 408,500
Reclassification Common Stock [Member[
Stockholders’ Deficit [Line Items]
Common stock value issued																								$ 1,097						$ 1,097
Board of Directors [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized (in Shares)																																					56
Common stock, shares issued (in Shares)																																					56
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized (in Shares)																																						250,000,000	50,000,000
Common stock, par value (in Dollars per share)			$ 0.0001								$ 0.0001																											$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)									937,500	937,500										937,500												6,296,434	5,744,929
Common stock, shares outstanding (in Shares)																																6,296,434	5,744,929
Percentage of common stock outstanding shares																								10.00%						10.00%		10.00%
Reverse stock split (in Shares)																																81,462
Shares of common stock (in Shares)				234,375																						56
Marketing agreement
Retired shares of common stock (in Shares)																												208,010				208,010
Retired shareholders total value																												$ 425				$ 425
Shares granted (in Shares)																									50,000							1,250,000
Additional shares (in Shares)																																1,875
Issuance of common stock																																$ 25,000
Total cash proceeds																															576
Common stock value outstanding																											351,405				$ 351,405
Beneficially owned percentage																														4.99%
Common Stock [Member] | PIPE Warrants [Member]
Stockholders’ Deficit [Line Items]
Acquire shares of common stock (in Shares)			1,061.5711
Common Stock [Member] | H.C. Wainwright Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued (in Shares)																								536,093						536,093
Common Stock [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Converted shares (in Shares)																														17,517,203
Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized (in Shares)																																						25,000,000	5,000,000
Preferred stock, par value (in Dollars per share)																																						$ 0.0001	$ 0.0001
Marketing agreement
Retired shareholders total value
Common and Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Reverse stock split																					1 for 2.43615
Malloy FRSPA [Member]
Stockholders’ Deficit [Line Items]
Offering price (in Dollars per share)													$ 0.0001			$ 0.0001																				$ 0.0001
Adjusted for the reverse stock split (in Shares)																																		1,102,411
Issuance of common stock																$ 401
Shares of restricted common stock (in Shares)													2			4,008,417
Percentage of restricted stock vests																25.00%
Malloy FRSPA [Member] | Restricted Stock Agreements [Member]
Stockholders’ Deficit [Line Items]
Shares of restricted common stock (in Shares)													225,000
Leibovich FRSPA [Member]
Stockholders’ Deficit [Line Items]
Offering price (in Dollars per share)															$ 0.0001
Issuance of common stock															$ 312
Shares of restricted common stock (in Shares)															3,120,917
Percentage of restricted stock vests															25.00%
Shares of vested (in Shares)																																	858,327
Simpson FRSPA [Member]
Stockholders’ Deficit [Line Items]
Offering price (in Dollars per share)														$ 0.0001
Issuance of common stock														$ 179
Shares of restricted common stock (in Shares)														1,789,666
Percentage of restricted stock vests														25.00%
Shares of vested (in Shares)																														261,684	191,901	492,201	492,201
Stock-based Compensation - expensed																														$ 127,500
RSPAs [Member]
Stockholders’ Deficit [Line Items]
Offering price (in Dollars per share)													$ 0.0001																						$ 0.0001	$ 0.0001
Adjusted for the reverse stock split (in Shares)																																			207,918
Issuance of common stock																																			$ 76	$ 22
Shares of restricted common stock (in Shares)																																			756,000	225,000
Contra equity																								$ 61,880			61,594			61,880	$ 61,594	$ 22	$ 22
Shares of vested (in Shares)																							88,741									61,880	51,137
Forfeited unvested shares (in Shares)																							119,176
Restricted Stock Award [Member]
Stockholders’ Deficit [Line Items]
Shares of restricted common stock (in Shares)												279,129
Shares of vested (in Shares)																																209,347	139,565
Restricted Stock [Member]
Stockholders’ Deficit [Line Items]
Stock-based Compensation - expensed																																$ 170,000	$ 170,000
Kingswood [Member]
Stockholders’ Deficit [Line Items]
Net proceeds																														$ 789,200
Stock Options [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued (in Shares)																								1,052,888						1,052,888
Shares of vested (in Shares)																														968,504
Stock Repurchased During Period, Shares (in Shares)																														897,112
Vested options for non-employees																														$ 830,477
Vested options for employees																														426,173
Restricted Stock Agreements [Member]
Stockholders’ Deficit [Line Items]
Shares of vested (in Shares)																								467,446	17,446	17,446
Stock-based Compensation - expensed																								$ 0			2,474			$ 0	9,505
Common Stock Awards [Member]
Stockholders’ Deficit [Line Items]
Shares of restricted common stock (in Shares)																														663,250,176
Shares of vested (in Shares)																								300,000						450,000
Fair value of warrants																								$ 478,200
Fair values																														$ 220,200
Grants shares (in Shares)																														300,000
Common Stock Awards [Member] | Maximum [Member]
Stockholders’ Deficit [Line Items]
Date of grant (in Dollars per share)																								$ 1.72
Subsequent Event [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock (in Shares)								1,475,000
Shares of common stock (in Shares)						221,250
Shares granted (in Shares)	175,000
Other expenses						$ 885,000		$ 5,900,000
Subsequent Event [Member] | PIPE Warrants [Member]
Stockholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)																		$ 0.817
Warrants shares (in Shares)																		1,598,843
Proceeds of warrants																		$ 1,306,255
Subsequent Event [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Converted shares (in Shares)							29,660
Lock-up provisions share (in Shares)																										56
Conversion of stock (in Shares)																		7,327,378
IPO [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued (in Shares)					29,305
Shares of common stock (in Shares)								1,475,000
Marketing agreement																														$ 1,234
Short-term loan																																$ 150,000
Maturity date																																Feb. 15, 2025
Offering price (in Dollars per share)								$ 4																								$ 4
Shares payable																																$ 7,500
Converted shares (in Shares)																														44,250
Other related expenses								$ 5,900,000
Other expenses																														$ 1,100,000
Net proceeds																														4,800,000
Deferred offering costs																								$ 0						0		$ 1,219,176
Incurred offering costs																								$ 0			24,906
Gross proceeds																														1,351,098
IPO [Member] | Board of Directors [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized (in Shares)																										82,096
IPO [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Marketing agreement																														101,867
Adjusted for the reverse stock split (in Shares)																																6,250
IPO [Member] | Subsequent Event [Member]
Stockholders’ Deficit [Line Items]
Other expenses								$ 5,900,000
Purchase of common stock (in Shares)						221,250
IPO [Member] | Subsequent Event [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock (in Shares)								1,475,000
Gross proceeds								$ 4
Over-Allotment Option [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock (in Shares)								1,475,000
Offering price (in Dollars per share)						$ 4
Issuance of common stock						$ 885,000
Other expenses																														95,800
Payments deferred cost																														1,061,800
Offering costs																														$ 190,980
Underwriter Warrants [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock (in Shares)																														44,250
Exercise price per share (in Dollars per share)																								$ 4						$ 4
Stock Issuances [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued (in Shares)					1,875																					1
Marketing agreement																														$ 200,000
Offering costs																											$ 312,296				312,296
Software expense																														$ 159,091
IPO share price (in Dollars per share)																								$ 4						$ 4
Business days																														10 days
Issued the shares (in Shares)																								50,000						50,000
Accrued interest					$ 7,500
Maturity date					Feb. 15, 2025
PIPE Offer [Member]
Stockholders’ Deficit [Line Items]
Offering costs		1,964,705	$ 1,964,705																											$ 1,964,705
Original Issue Discount [Member]
Stockholders’ Deficit [Line Items]
Original issue discount interest due																																30.00%
Percentage of common stock combined value																																30.00%
Maturity date																																Feb. 15, 2025
Original Issue Discount [Member] | Forecast [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued (in Shares)					1,875
Maturity date					Feb. 15, 2025
Plan Share Reserve [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued (in Shares)																								2,250,000						2,250,000		2,250,000
Stock Incentive Plan [Member]
Stockholders’ Deficit [Line Items]
Purchase right of stock options reserved, number of shares (in Shares)																														1,950,000
BHHI [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock (in Shares)																						29,094					135,911		132,243			6,250
Reverse stock split (in Shares)																						29,093
Amount of payment																																$ 280,000
Shares of payment (in Shares)																																81,462
Total cash proceeds																						$ 100,000
BHI [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock (in Shares)																																135,856
BHI [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Retired shares of common stock (in Shares)																																208,010
Retired shareholders total value																																$ 576
BHI [Member] | Leibovich FRSPA [Member]
Stockholders’ Deficit [Line Items]
Stock-based Compensation - expensed																																	195,057
BHI [Member] | Simpson FRSPA [Member]
Stockholders’ Deficit [Line Items]
Stock-based Compensation - expensed																															$ 9	0	177,102
Unamortized stock compensation																								$ 42,500						$ 42,500
BHI [Member] | RSPAs [Member]
Stockholders’ Deficit [Line Items]
Stock-based Compensation - expensed																																9,766	$ 14,063
BHI [Member] | Restricted Stock [Member]
Stockholders’ Deficit [Line Items]
Stock-based Compensation - expensed																								42,500			$ 3
Mr. Malloy [Member]
Stockholders’ Deficit [Line Items]
Contra equity																																401
Mr. Leibovich [Member]
Stockholders’ Deficit [Line Items]
Contra equity																																$ 312
Mr. Simpson [Member]
Stockholders’ Deficit [Line Items]
Contra equity														$ 179
PIPE Offer [Member]
Stockholders’ Deficit [Line Items]
Other expenses		1,321,205
Gross proceeds		$ 15,000,000
Warrants offering cost																								$ 1,106,389						$ 1,106,389
Revere Securities, LLC [Member] | Placement Agent Warrants [Member]
Stockholders’ Deficit [Line Items]
Acquire shares of common stock (in Shares)																														1,057,543
Exercise price per share (in Dollars per share)																								$ 0.942						$ 0.942
Expire term																								5 years						5 years
Fees amount			$ 1,171,205
Warrants issued (in Shares)			1,057,543
Fair value of warrants																														$ 791,194
Minimum [Member]
Stockholders’ Deficit [Line Items]
Vesting terms																														3 years
Options carry strike price (in Dollars per share)																														$ 0.38
Minimum [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)																								$ 0.59						0.59
Minimum [Member] | Stock Options [Member]
Stockholders’ Deficit [Line Items]
Options carry strike price (in Dollars per share)																														0.576
Minimum [Member] | Common Stock Awards [Member]
Stockholders’ Deficit [Line Items]
Date of grant (in Dollars per share)																														$ 0.73
Maximum [Member]
Stockholders’ Deficit [Line Items]
Vesting terms																														4 years
Options carry strike price (in Dollars per share)																														$ 0.6
Maximum [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)																								$ 0.78						0.78
Maximum [Member] | Stock Options [Member]
Stockholders’ Deficit [Line Items]
Options carry strike price (in Dollars per share)																														$ 1
Series A Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized (in Shares)																								200,000						200,000		200,000	200,000
Preferred stock, par value (in Dollars per share)																								$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, liquidation preference (in Dollars per share)																								$ 0.5						$ 0.5		$ 0.5
Preferred stock, shares issued (in Shares)
Reverse stock split																														1 for 2.43615		1 for 2.43615
Adjusted for the reverse stock split (in Shares)											1
Voting rights																														one
Preferred stock outstanding (in Shares)
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, par value (in Dollars per share)											$ 0.0001
Marketing agreement
Retired shareholders total value
Adjusted for the reverse stock split (in Shares)											5.1287
Offering costs																								$ 1,964,705		1,176,800
Series B Convertible Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock (in Shares)																																1
Converted shares (in Shares)																														1
Artemis Stock Consideration [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued (in Shares)									937,500	279,129										937,500
EVEMeta Stock Consideration [Member]
Stockholders’ Deficit [Line Items]
Shares granted (in Shares)									1,250,000
Fair market value per share (in Dollars per share)									$ 4											$ 4
EVEMeta Stock Consideration [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued (in Shares)									312,500											312,500
Fair market value of shares issued																				$ 5,000,000
Series B Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized (in Shares)																								15,000						15,000		15,000
Preferred stock, par value (in Dollars per share)																								$ 0.0001						$ 0.0001		$ 0.0001
Preferred stock, shares issued (in Shares)																								15,000						15,000
Preferred stock outstanding (in Shares)																								15,000						15,000
Convertible shares (in Shares)			15,923,567
Convertible Preferred Stock, par value (in Dollars per share)			$ 0.942
Fair value of warrants																														$ 19,108,280
Procceds from warrants																														$ 9,098,933
Series B Preferred Stock [Member] | PIPE Warrants [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, par value (in Dollars per share)			$ 0.0001
Warrants shares (in Shares)			15,923,567
Warrants issued (in Shares)			15,923,567
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Marketing agreement
Retired shareholders total value
Acquire shares of common stock (in Shares)																			24,800,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Deficit [Line Items]
Conversion of stock (in Shares)																		6,902
Series B Preferred Stock [Member] | Private Investment into Public Entity PIPE [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued (in Shares)																								15,000						15,000
Common stock, shares outstanding (in Shares)																								15,000						15,000
Series B Preferred Stock [Member] | PIPE Offer [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock (in Shares)			15,000
Series B Convertible Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Converted preferred shares (in Shares)			15,000
PIPE Warrants shares (in Shares)			1,061.5711
Series B Convertible Preferred Stock [Member] | PIPE Warrants [Member]
Stockholders’ Deficit [Line Items]
Convertible Preferred Stock, par value (in Dollars per share)			$ 1,000